Additional information about derivatives financial instruments - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Scenario I
Derivative financial instruments
Percentage of deterioration of risk variables	25.00%
Scenario II
Derivative financial instruments
Percentage of deterioration of risk variables	50.00%
CDI vs. US$ fixed rate swap
Derivative financial instruments
Fair value of liabilities	$ (33.0)	$ (121.0)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments
Fair value of liabilities	(33.0)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(300.0)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(567.0)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments
Fair value of liabilities	(33.0)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(42.0)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(53.0)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of liabilities	(33.0)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(35.0)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(37.0)
TJLP vs. US$ fixed rate swap
Derivative financial instruments
Fair value of liabilities	(380.0)	(622.0)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments
Fair value of liabilities	(380.0)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(705.0)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(1,029.0)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments
Fair value of liabilities	(380.0)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(395.0)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(409.0)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of liabilities	(380.0)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(405.0)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(427.0)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments
Fair value of liabilities	(380.0)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(403.0)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(425.0)
TJLP vs. US$ floating rate swap | R$ depreciation | Probable
Derivative financial instruments
Fair value of liabilities	(54.0)
TJLP vs. US$ floating rate swap | R$ depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(83.0)
TJLP vs. US$ floating rate swap | R$ depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(112.0)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments
Fair value of liabilities	(54.0)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(54.0)
TJLP vs. US$ floating rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(56.0)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of liabilities	(54.0)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(55.0)
TJLP vs. US$ floating rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(57.0)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments
Fair value of liabilities	(54.0)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(55.0)
TJLP vs. US$ floating rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(56.0)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments
Fair value of liabilities		(13.0)
Fair value of assets	25.0
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments
Fair value of assets	25.0
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(57.0)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(138.0)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments
Fair value of assets	25.0
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments
Fair value of assets	13.0
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments
Fair value of assets	1.0
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of assets	25.0
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(2.0)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(25.0)
IPCA vs. US$ fixed rate swap
Derivative financial instruments
Fair value of liabilities	(35.0)	(51.0)
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments
Fair value of liabilities	(34.0)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(150.0)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(266.0)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments
Fair value of liabilities	(34.0)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(39.0)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(44.0)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of liabilities	(34.0)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(50.0)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(64.0)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments
Fair value of liabilities	(34.0)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(43.0)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(52.0)
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments
Fair value of assets	85.0
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments
Fair value of assets	53.0
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments
Fair value of assets	25.0
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments
Fair value of assets	85.0
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments
Fair value of assets	67.0
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments
Fair value of assets	50.0
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(67.0)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(50.0)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments
Fair value of liabilities		$ (52.0)
Fair value of assets	23.0
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Probable
Derivative financial instruments
Fair value of assets	23.0
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario I
Derivative financial instruments
Fair value of liabilities	(158.0)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario II
Derivative financial instruments
Fair value of liabilities	(338.0)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Probable
Derivative financial instruments
Fair value of assets	23.0
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario I
Derivative financial instruments
Fair value of assets	15.0
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario II
Derivative financial instruments
Fair value of assets	8.0
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments
Fair value of assets	23.0
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments
Fair value of assets	6.0
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(12.0)
Protected item: EUR denominated debt | EUR depreciation | Scenario I
Derivative financial instruments
Fair value of assets	158.0
Protected item: EUR denominated debt | EUR depreciation | Scenario II
Derivative financial instruments
Fair value of assets	338.0
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments
Fair value of assets	24.0
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(6.0)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	(37.0)
Protected item: Part of nickel revenues with fixed prices | Nickel price fluctuation | Scenario I
Derivative financial instruments
Fair value of assets	6.0
Protected item: Part of nickel revenues with fixed prices | Nickel price fluctuation | Scenario II
Derivative financial instruments
Fair value of assets	37.0
Purchase protection program - Nickel forwards | Nickel price increase | Probable
Derivative financial instruments
Fair value of assets	0.0
Purchase protection program - Nickel forwards | Nickel price increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(1.0)
Purchase protection program - Nickel forwards | Nickel price increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(2.0)
Protected item: Part of costs linked to nickel prices | Nickel price increase | Scenario I
Derivative financial instruments
Fair value of assets	1.0
Protected item: Part of costs linked to nickel prices | Nickel price increase | Scenario II
Derivative financial instruments
Fair value of assets	2.0
Purchase protection program - Copper forwards | Copper price increase | Probable
Derivative financial instruments
Fair value of liabilities	0.0
Purchase protection program - Copper forwards | Copper price increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(0.2)
Purchase protection program - Copper forwards | Copper price increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(0.3)
Protected item: Part of costs linked to copper prices | Copper price increase | Scenario I
Derivative financial instruments
Fair value of assets	0.2
Protected item: Part of costs linked to copper prices | Copper price increase | Scenario II
Derivative financial instruments
Fair value of assets	0.3
WPM Warrants | WPM stock price decrease | Probable
Derivative financial instruments
Fair value of assets	39.0
WPM Warrants | WPM stock price decrease | Scenario I
Derivative financial instruments
Fair value of assets	19.0
WPM Warrants | WPM stock price decrease | Scenario II
Derivative financial instruments
Fair value of assets	6.0
Conversion options - VLI | VLI stock value increase | Probable
Derivative financial instruments
Fair value of liabilities	(57.0)
Conversion options - VLI | VLI stock value increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(92.0)
Conversion options - VLI | VLI stock value increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(137.0)
Options - MBR | MBR stock value decrease | Probable
Derivative financial instruments
Fair value of assets	251.0
Options - MBR | MBR stock value decrease | Scenario I
Derivative financial instruments
Fair value of assets	150.0
Options - MBR | MBR stock value decrease | Scenario II
Derivative financial instruments
Fair value of assets	74.0
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments
Fair value of assets	1.0
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(7.0)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(14.0)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Probable
Derivative financial instruments
Fair value of assets	0.0
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(5.0)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(9.0)
Embedded derivatives - Gas purchase | Pellet price increase | Probable
Derivative financial instruments
Fair value of liabilities	(2.0)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario I
Derivative financial instruments
Fair value of liabilities	(4.0)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments
Fair value of liabilities	(7.0)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Probable
Derivative financial instruments
Fair value of liabilities	(133.0)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario I
Derivative financial instruments
Fair value of liabilities	(262.0)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario II
Derivative financial instruments
Fair value of liabilities	$ (472.0)